Reinsurance (Effect on premiums written and earned) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Written:
Direct													$ 683,028		$ 544,722	$ 550,491
Assumed													1,680,258		1,856,384	1,615,949
Ceded	(33,623)	(30,137)	(50,565)	(194,908)	(24,558)	(39,415)	(121,396)	(187,216)	(35,659)	(45,743)	(119,052)	(107,052)	(309,233)		(372,585)	(307,506)
Net premiums written	303,024	328,837	605,109	817,083	212,715	317,345	580,917	917,544	276,188	344,472	508,037	730,237	2,054,053		2,028,521	1,858,934
Earned:
Direct													656,974		519,045	535,872
Assumed													1,689,244		1,951,910	1,647,957
Ceded													(343,814)		(368,910)	(310,613)
Net premiums earned	558,748	494,696	466,003	482,957	492,238	531,288	547,458	531,061	499,286	475,104	447,627	451,199	2,002,404		2,102,045	1,873,216
Eliminations [Member]
Written:
Direct													0		0	0
Assumed													(75,810)		(80,315)	(65,758)
Ceded													75,810		80,315	65,758
Net premiums written													0		0	0
Earned:
Direct													0		0	0
Assumed													(83,168)		(78,833)	(73,934)
Ceded													83,168		78,833	73,934
Net premiums earned													0		0	0
Operating Segments | Validus Re
Written:
Direct													0		0	1,551
Assumed													1,136,910		1,242,522	1,130,408
Ceded													(182,056)		(226,264)	(144,578)
Net premiums written													954,854		1,016,258	987,381
Earned:
Direct													0		0	364
Assumed													1,127,894		1,360,735	1,174,681
Ceded													(210,610)		(226,798)	(151,774)
Net premiums earned													917,284		1,133,937	1,023,271
Operating Segments | AlphaCat
Written:
Direct													0		0	0
Assumed													135,181		147,009	21,603
Ceded													(4,348)		(525)	0
Net premiums written													130,833		146,484	21,603
Earned:
Direct													0		0	0
Assumed													135,884		137,939	17,666
Ceded													(3,534)		(525)	0
Net premiums earned													132,350		137,414	17,666
Operating Segments | Talbot
Written:
Direct													617,793		544,722	548,940
Assumed													483,977		547,168	529,696
Ceded													(192,211)		(226,111)	(228,686)
Net premiums written													909,559		865,779	849,950
Earned:
Direct													576,136		519,045	535,508
Assumed													508,634		532,069	529,544
Ceded													(204,996)		(220,420)	(232,773)
Net premiums earned													879,774		830,694	832,279
Operating Segments | Western World
Written:
Direct													65,235
Assumed													0
Ceded													(6,428)	[1]
Net premiums written													58,807	[1]
Earned:
Direct													80,838
Assumed													0
Ceded													(7,842)
Net premiums earned													$ 72,996	[1]

[1]	The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.